PROVISIONS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	$ 389	$ 726	$ 314
Contingent And Deferred Consideration Related To Acquisitions
Disclosure of other provisions [line items]
Other provisions	$ 5	$ 157